UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Global Dividend Opportunity Fund.

Date of reporting period: January 31, 2018

ITEM 1.  INVESTMENTS

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 69.58%

France : 2.88%
Veolia Environnement SA (Utilities, Multi-Utilities)	334,399	$8,423,860

Germany : 6.41%
Deutsche Post AG (Industrials, Air Freight & Logistics)	300,000	14,179,739
Telefonica Deutschland Holding AG (Telecommunication Services, Diversified Telecommunication Services)	900,000	4,547,797

		18,727,536

Italy : 16.76%
Assicurazioni Generali SpA (Financials, Insurance)	200,000	3,965,510
Enel SpA (Utilities, Electric Utilities)	4,000,000	25,377,276
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	50,000	899,254
Hera SpA (Utilities, Multi-Utilities)	2,000,000	7,300,312
Poste Italiane SpA (Financials, Insurance)	650,000	5,377,897
Terna SpA (Utilities, Electric Utilities)	1,000,000	6,019,033

		48,939,282

Spain : 11.34%
Enagás SA (Energy, Oil, Gas & Consumable Fuels)	600,000	16,351,210
Endesa SA (Utilities, Electric Utilities)	180,000	4,044,969
Red Electrica Corporacion SA (Utilities, Electric Utilities)	600,000	12,715,952

		33,112,131

Taiwan : 1.90%
Chunghwa Telecom Company Limited ADR (Telecommunication Services, Diversified Telecommunication Services)	150,000	5,557,500

United Kingdom : 3.77%
National Grid plc (Utilities, Multi-Utilities)	600,366	6,859,499
Severn Trent plc (Utilities, Water Utilities)	150,000	4,160,514

		11,020,013

United States : 26.52%
Chatham Lodging Trust (Real Estate, Equity REITs)	200,000	4,480,000
City Office REIT Incorporated (Real Estate, Equity REITs)	200,000	2,336,000
Colony NorthStar Incorporated (Real Estate, Equity REITs)	53,647	1,233,881
Condor Hospitality Trust Incorporated (Real Estate, Equity REITs)	475,000	4,864,000
CorEnergy Infrastructure Trust Incorporated (Real Estate, Equity REITs)	18,000	689,940
Crown Castle International Corporation (Real Estate, Equity REITs)	1,500	169,155
DDR Corporation (Real Estate, Equity REITs)	6,500	162,240
Edison International (Utilities, Electric Utilities)	100,000	6,253,000
Entergy Corporation (Utilities, Electric Utilities)	100,000	7,869,000
Exelon Corporation (Utilities, Electric Utilities)	150,000	5,776,500
Kimbell Royalty Partners LP (Energy, Oil, Gas & Consumable Fuels)	213,000	4,115,160
Kimco Realty Corporation (Real Estate, Equity REITs)	10,000	232,200
Landmark Infrastructure Partners LP (Real Estate, Real Estate Management & Development)	10,000	181,000
Monmouth Real Estate Investment Corporation (Real Estate, Equity REITs)	116,024	2,819,383
Newtek Business Services Corporation (Financials, Capital Markets)	30,000	512,700
PG&E Corporation (Utilities, Electric Utilities)	78,125	3,314,844
Physicians Realty Trust (Real Estate, Equity REITs)	150,000	2,445,000
Saul Centers Incorporated (Real Estate, Equity REITs)	5,000	123,350
Sempra Energy (Utilities, Multi-Utilities)	75,000	8,026,500
Shenandoah Telecommunications Company (Telecommunication Services, Wireless Telecommunication Services)	400,000	13,600,000
Spark Energy Incorporated Class A (Utilities, Electric Utilities)	300,000	2,970,000
Summit Hotel Properties Incorporated (Real Estate, Equity REITs)	125,000	1,936,250
UMH Properties Incorporated (Real Estate, Equity REITs)	10,000	243,100

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name			Shares	Value
United States (continued)
Visa Incorporated Class A (Information Technology, IT Services)			25,000	$3,105,750

				77,458,953

Total Common Stocks (Cost $170,782,483)				203,239,275

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 20.79%

United States : 20.79%
Advanced Disposal Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.63%	11-15-2024	$700,000	722,750
Allison Transmission Incorporated (Consumer Discretionary, Auto Components ) 144A	4.75	10-1-2027	125,000	124,375
Allison Transmission Incorporated (Consumer Discretionary, Auto Components) 144A	5.00	10-1-2024	700,000	707,000
Altice US Finance I Corporation (Consumer Discretionary, Media) 144A	5.38	7-15-2023	325,000	332,719
AmeriGas Partners LP (Utilities, Gas Utilities )	5.75	5-20-2027	50,000	51,188
Aramark Services Incorporated (Industrials, Commercial Services & Supplies ) 144A	5.00	2-1-2028	50,000	50,719
Aramark Services Incorporated (Industrials, Commercial Services & Supplies)	5.13	1-15-2024	175,000	180,469
Archrock Partners LP (Energy, Oil, Gas & Consumable Fuels )	6.00	10-1-2022	200,000	203,000
Asbury Automotive Group Incorporated (Consumer Discretionary, Specialty Retail)	6.00	12-15-2024	625,000	650,000
B&G Foods Incorporated (Consumer Staples, Food Products)	5.25	4-1-2025	217,000	217,271
Berry Plastics Corporation (Materials, Containers & Packaging)	6.00	10-15-2022	115,000	119,888
BreitBurn Energy Partners LP (Energy, Oil, Gas & Consumable Fuels ) †	8.63	10-15-2020	4,180,000	282,150
Bristow Group Incorporated (Energy, Energy Equipment & Services)	6.25	10-15-2022	625,000	528,125
Cardtronics Incorporated (Information Technology, IT Services )	5.13	8-1-2022	50,000	48,375
Cardtronics Incorporated (Information Technology, IT Services) 144A	5.50	5-1-2025	425,000	394,188
Carrizo Oil & Gas Incorporated (Energy, Oil, Gas & Consumable Fuels)	8.25	7-15-2025	125,000	137,813
CCM Merger Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	6.00	3-15-2022	700,000	717,500
CCO Holdings LLC (Consumer Discretionary, Media ) 144A	4.00	3-1-2023	25,000	24,555
CCO Holdings LLC (Consumer Discretionary, Media ) 144A	5.00	2-1-2028	25,000	24,188
CCO Holdings LLC (Consumer Discretionary, Media)	5.13	2-15-2023	200,000	203,875
CCO Holdings LLC (Consumer Discretionary, Media) 144A	5.13	5-1-2023	1,780,000	1,814,488
CDK Global Incorporated (Information Technology, Software) 144A	4.88	6-1-2027	25,000	25,040
CDK Global Incorporated (Information Technology, Software)	5.00	10-15-2024	100,000	103,000
Central Garden & Pet Company (Consumer Staples, Household Products )	5.13	2-1-2028	25,000	24,875
Cequel Communications Holdings I LLC (Consumer Discretionary, Media) 144A	7.75	7-15-2025	500,000	543,750
Change Healthcare Holdings Incorporated (Health Care, Health Care Technology) 144A	5.75	3-1-2025	425,000	432,438
Cheniere Energy Incorporated (Energy, Oil, Gas & Consumable Fuels ) 144A	5.25	10-1-2025	1,200,000	1,222,500
Cinemark USA Incorporated (Consumer Discretionary, Media )	4.88	6-1-2023	25,000	25,313
CommScope Technologies Finance LLC (Information Technology, Communications Equipment) 144A	6.00	6-15-2025	125,000	131,524
Community Health Systems Incorporated (Health Care, Health Care Equipment & Supplies )	5.13	8-1-2021	325,000	303,063
Continental Resources Incorporated (Energy, Oil, Gas & Consumable Fuels ) 144A	4.38	1-15-2028	50,000	49,820
Continental Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	3.80	6-1-2024	382,000	374,360
Cooper Tire & Rubber Company (Consumer Discretionary, Auto Components)	7.63	3-15-2027	475,000	535,563
Cooper Tire & Rubber Company (Consumer Discretionary, Auto Components )	8.00	12-15-2019	175,000	189,875
CoreCivic Incorporated (Real Estate, Equity REITs )	4.63	5-1-2023	250,000	255,000
CoreCivic Incorporated (Real Estate, Equity REITs)	5.00	10-15-2022	3,000	3,120
Cott Beverages Incorporated (Consumer Staples, Beverages) 144A	5.50	4-1-2025	275,000	280,156

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
United States (continued)
Covanta Holding Corporation (Industrials, Commercial Services & Supplies)	5.88%	3-1-2024	$750,000	$761,250
Covanta Holding Corporation (Industrials, Commercial Services & Supplies )	5.88	7-1-2025	25,000	25,438
Crown Americas LLC (Materials, Containers & Packaging ) 144A	4.75	2-1-2026	125,000	125,938
Crown Cork & Seal Company Incorporated (Materials, Containers & Packaging)	7.38	12-15-2026	279,000	321,548
DCP Midstream Operating LP (Energy, Oil, Gas & Consumable Fuels)	2.70	4-1-2019	125,000	124,531
Dell International LLC (Information Technology, Technology Hardware, Storage & Peripherals) 144A	5.88	6-15-2021	1,325,000	1,372,210
Denbury Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.38	8-15-2021	875,000	739,375
Diamond Offshore Drilling Incorporated (Energy, Energy Equipment & Services )	4.88	11-1-2043	250,000	191,250
EMI Music Publishing Group (Consumer Discretionary, Media) 144A	7.63	6-15-2024	218,000	239,800
Equinix Incorporated (Real Estate, Equity REITs )	5.75	1-1-2025	25,000	26,375
Equinix Incorporated (Real Estate, Equity REITs)	5.88	1-15-2026	400,000	425,000
Era Group Incorporated (Energy, Energy Equipment & Services)	7.75	12-15-2022	500,000	485,000
ESH Hospitality Incorporated (Real Estate, Equity REITs) 144A	5.25	5-1-2025	725,000	730,438
Exterran Partners LP (Energy, Oil, Gas & Consumable Fuels)	6.00	4-1-2021	500,000	506,250
First Data Corporation (Information Technology, IT Services) 144A	7.00	12-1-2023	800,000	842,504
FirstCash Incorporated (Financials, Consumer Finance) 144A	5.38	6-1-2024	375,000	392,813
Gartner Incorporated (Information Technology, IT Services) 144A	5.13	4-1-2025	600,000	623,820
Gray Television Incorporated (Consumer Discretionary, Media) 144A	5.13	10-15-2024	850,000	854,250
Group 1 Automotive Incorporated (Consumer Discretionary, Specialty Retail )	5.00	6-1-2022	75,000	77,123
Group 1 Automotive Incorporated (Consumer Discretionary, Specialty Retail) 144A	5.25	12-15-2023	250,000	257,500
Gulfport Energy Corporation (Energy, Oil, Gas & Consumable Fuels )	6.00	10-15-2024	300,000	302,250
HCA Incorporated (Health Care, Health Care Providers & Services)	6.50	2-15-2020	375,000	399,844
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	5.00	12-1-2024	125,000	125,625
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	5.75	10-1-2025	475,000	489,250
Hill-Rom Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	5.75	9-1-2023	255,000	265,519
Hologic Incorporated (Health Care, Health Care Equipment & Supplies ) 144A	4.63	2-1-2028	25,000	25,000
Hologic Incorporated (Health Care, Health Care Equipment & Supplies ) 144A	4.38	10-15-2025	491,000	491,000
Hornbeck Offshore Services Incorporated (Energy, Energy Equipment & Services)	1.50	9-1-2019	1,125,000	843,535
Hub International Limited (Financials, Insurance) 144A	7.88	10-1-2021	950,000	988,000
Infor U.S. Incorporated (Information Technology, Internet Software & Services)	6.50	5-15-2022	215,000	221,719
Iron Mountain Incorporated (Real Estate, Equity REITs ) 144A	5.25	3-15-2028	100,000	97,250
Iron Mountain Incorporated (Real Estate, Equity REITs) 144A	5.38	6-1-2026	800,000	800,000
KAR Auction Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.13	6-1-2025	925,000	937,719
Kinetics Concepts Incorporated (Health Care, Health Care Equipment & Supplies) 144A	7.88	2-15-2021	500,000	518,750
Lamar Media Corporation (Consumer Discretionary, Media)	5.38	1-15-2024	400,000	412,000
Lamb Weston Holdings Incorporated (Consumer Staples, Food Products) 144A	4.63	11-1-2024	175,000	177,625
Lamb Weston Holdings Incorporated (Consumer Staples, Food Products) 144A	4.88	11-1-2026	150,000	153,000
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services )	5.13	5-1-2023	25,000	25,063
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services)	5.38	8-15-2022	44,000	44,660
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services)	5.38	5-1-2025	350,000	350,690
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services)	5.63	2-1-2023	250,000	253,125
Levi Strauss & Company (Consumer Discretionary, Specialty Retail)	5.00	5-1-2025	350,000	362,250
Lithia Motors Incorporated (Consumer Discretionary, Specialty Retail) 144A	5.25	8-1-2025	625,000	643,750

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name	Interest rate	Maturity date	Principal	Value
United States (continued)
Live Nation Entertainment Incorporated (Consumer Discretionary, Media) 144A	5.38%	6-15-2022	$316,000	$325,480
LKQ Corporation (Consumer Discretionary, Distributors)	4.75	5-15-2023	340,000	348,075
LPL Holdings Incorporated (Financials, Diversified Financial Services) 144A	5.75	9-15-2025	1,330,000	1,357,012
Mednax Incorporated (Health Care, Health Care Providers & Services) 144A	5.25	12-1-2023	250,000	255,313
MGM Growth Properties LLC (Real Estate, Equity REITs ) 144A	4.50	1-15-2028	75,000	73,172
MPH Acquisition Holdings LLC (Health Care, Health Care Providers & Services) 144A	7.13	6-1-2024	475,000	510,031
MPT Operating Partnership LP (Health Care, Health Care Providers & Services)	5.25	8-1-2026	100,000	103,000
MPT Operating Partnership LP (Health Care, Health Care Providers & Services)	6.38	3-1-2024	575,000	612,950
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels )	5.75	8-15-2025	30,000	30,750
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	6.88	8-15-2024	400,000	427,264
Nabors Industries Limited (Energy, Oil, Gas & Consumable Fuels)	0.75	1-15-2024	225,000	180,855
National CineMedia LLC (Consumer Discretionary, Media)	6.00	4-15-2022	375,000	380,156
Navient Corporation (Financials, Consumer Finance)	8.00	3-25-2020	200,000	216,190
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	5.88	12-15-2021	225,000	230,906
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	6.38	12-15-2023	725,000	761,250
Nexstar Broadcasting Group Incorporated (Consumer Discretionary, Media) 144A	6.13	2-15-2022	400,000	412,000
NextEra Energy Incorporated (Utilities, Electric Utilities ) 144A	4.25	9-15-2024	25,000	25,125
NGPL PipeCo LLC (Energy, Energy Equipment & Services) 144A	4.38	8-15-2022	50,000	50,515
NGPL PipeCo LLC (Energy, Energy Equipment & Services) 144A	4.88	8-15-2027	75,000	77,063
NGPL PipeCo LLC (Energy, Energy Equipment & Services) 144A	7.77	12-15-2037	1,025,000	1,278,688
Nielsen Finance LLC (Consumer Discretionary, Media) 144A	5.00	4-15-2022	350,000	355,688
NSG Holdings LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	7.75	12-15-2025	512,513	563,764
OneMain Financial Group LLC (Financials, Consumer Finance) 144A	7.25	12-15-2021	750,000	776,250
Outfront Media Capital Corporation (Consumer Discretionary, Media)	5.88	3-15-2025	450,000	468,297
Owens-Brockway Glass Container Incorporated (Materials, Containers & Packaging) 144A	5.88	8-15-2023	100,000	106,250
Owens-Illinois Incorporated (Materials, Containers & Packaging) 144A	5.38	1-15-2025	575,000	603,750
Owens-Illinois Incorporated (Materials, Containers & Packaging) 144A	6.38	8-15-2025	200,000	221,000
Pattern Energy Group Incorporated (Utilities, Independent Power & Renewable Electricity Producers) 144A	5.88	2-1-2024	1,000,000	1,052,500
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail )	3.75	8-15-2020	85,000	85,425
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail)	5.75	10-1-2022	700,000	720,790
PHI Incorporated (Energy, Energy Equipment & Services)	5.25	3-15-2019	700,000	694,750
Pilgrim’s Pride Corporation (Consumer Staples, Food Products ) 144A	5.75	3-15-2025	75,000	75,750
Pilgrim’s Pride Corporation (Consumer Staples, Food Products ) 144A	5.88	9-30-2027	50,000	50,125
Polaris Intermediate Corporation (Health Care, Health Care Providers & Services ) 144A	8.50	12-1-2022	100,000	104,125
Quintiles IMS Holdings Incorporated (Health Care, Health Care Technology ) 144A	4.88	5-15-2023	100,000	103,500
RBS Global & Rexnord LLC (Industrials, Aerospace & Defense ) 144A	4.88	12-15-2025	275,000	278,438
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	5.63	4-15-2020	950,000	997,500
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	6.88	4-15-2040	350,000	409,938
Rose Rock Midstream LP (Energy, Oil, Gas & Consumable Fuels)	5.63	7-15-2022	550,000	555,500
Rose Rock Midstream LP (Energy, Oil, Gas & Consumable Fuels)	5.63	11-15-2023	265,000	261,356
Sabine Pass Liquefaction LLC (Energy, Oil, Gas & Consumable Fuels)	5.63	2-1-2021	625,000	666,130
Sabra Health Care REIT Incorporated (Real Estate, Equity REITs)	5.50	2-1-2021	335,000	343,794
Salem Media Group Incorporated (Consumer Discretionary, Media) 144A	6.75	6-1-2024	500,000	488,750
SBA Communications Corporation (Telecommunication Services, Wireless Telecommunication Services)	4.88	7-15-2022	155,000	158,681
Sealed Air Corporation (Materials, Containers & Packaging) 144A	5.13	12-1-2024	350,000	370,125
Select Medical Corporation (Health Care, Health Care Providers & Services)	6.38	6-1-2021	400,000	409,000
SemGroup Corporation (Energy, Oil, Gas & Consumable Fuels ) 144A	7.25	3-15-2026	225,000	232,875

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
United States (continued)
Service Corporation International (Consumer Discretionary, Diversified Consumer Services )	4.63%	12-15-2027	$100,000	$99,125
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	7.50	4-1-2027	20,000	23,800
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	8.00	11-15-2021	850,000	988,125
Silgan Holdings Incorporated (Materials, Containers & Packaging)	5.00	4-1-2020	9,000	9,023
Sonic Automotive Incorporated (Consumer Discretionary, Specialty Retail)	5.00	5-15-2023	475,000	461,938
Southern Star Central Corporation (Energy, Oil, Gas & Consumable Fuels) 144A	5.13	7-15-2022	250,000	257,500
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels )	7.50	4-1-2026	50,000	52,313
Southwestern Energy Company (Energy, Oil, Gas & Consumable Fuels )	7.75	10-1-2027	50,000	51,875
Spectrum Brands Incorporated (Consumer Staples, Household Products)	5.75	7-15-2025	50,000	52,625
Springleaf Finance Corporation (Financials, Consumer Finance)	8.25	12-15-2020	106,000	116,865
Springleaf Finance Corporation (Financials, Consumer Finance )	8.25	10-1-2023	100,000	110,000
Sprint Capital Corporation (Telecommunication Services, Wireless Telecommunication Services )	7.63	2-15-2025	200,000	207,500
SS&C Technologies Incorporated (Information Technology, Software)	5.88	7-15-2023	500,000	524,375
Surgery Center Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	6.75	7-1-2025	100,000	96,375
Surgery Center Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	8.88	4-15-2021	250,000	260,938
Symantec Corporation (Information Technology, Software ) 144A	5.00	4-15-2025	50,000	50,991
T-Mobile USA Incorporated (Telecommunication Services, Wireless Telecommunication Services )	4.75	2-1-2028	25,000	25,094
T-Mobile USA Incorporated (Telecommunication Services, Wireless Telecommunication Services)	6.50	1-15-2026	1,500,000	1,625,625
T-Mobile USA Incorporated (Telecommunication Services, Wireless Telecommunication Services )	4.50	2-1-2026	25,000	25,129
Tallgrass Energy Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	5.50	9-15-2024	1,025,000	1,050,625
Tempo Acquisition LLC (Financials, Diversified Financial Services) 144A	6.75	6-1-2025	350,000	357,000
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services) 144A	4.63	7-15-2024	130,000	127,725
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers ) 144A	5.00	1-31-2028	100,000	98,625
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers ) 144A	4.25	1-31-2023	600,000	594,000
Tesoro Logistics LP (Energy, Oil, Gas & Consumable Fuels)	6.38	5-1-2024	375,000	406,406
The E.W. Scripps Company (Consumer Discretionary, Media) 144A	5.13	5-15-2025	517,000	510,538
The Geo Group Incorporated (Real Estate, Equity REITs)	5.13	4-1-2023	150,000	151,125
The Geo Group Incorporated (Real Estate, Equity REITs)	5.88	1-15-2022	24,000	24,630
The Geo Group Incorporated (Real Estate, Equity REITs)	5.88	10-15-2024	500,000	513,750
The Geo Group Incorporated (Real Estate, Equity REITs )	6.00	4-15-2026	100,000	102,000
The William Carter Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods )	5.25	8-15-2021	275,000	280,500
Ultra Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	6.88	4-15-2022	250,000	250,000
Ultra Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	7.13	4-15-2025	250,000	249,688
USIS Merger Subordinate Incorporated (Financials, Insurance) 144A	6.88	5-1-2025	208,000	214,240
Vantiv LLC (Financials, Diversified Financial Services ) 144A	4.38	11-15-2025	75,000	74,438
Vizient Incorporated (Health Care, Health Care Providers & Services) 144A	10.38	3-1-2024	575,000	648,313
Waste Pro USA Incorporated (Industrials, Commercial Services & Supplies ) 144A%%	5.50	2-15-2026	50,000	50,875
Wolverine World Wide Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods) 144A	5.00	9-1-2026	325,000	328,250
Wrangler Buyer Corporation (Industrials, Commercial Services & Supplies ) 144A	6.00	10-1-2025	50,000	51,625
Zayo Group LLC (Information Technology, Internet Software & Services) 144A	5.75	1-15-2027	25,000	25,408

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name	Interest rate	Maturity date	Principal	Value
United States (continued)
Zayo Group LLC (Information Technology, Internet Software & Services)	6.38%	5-15-2025	$650,000	$681,688
Total Corporate Bonds and Notes (Cost $64,408,686)				60,724,581

Loans : 0.52%
Advantage Sales & Marketing LLC (3 Month LIBOR +6.50%) (Industrials, Commercial Services & Supplies) ±	8.27	7-25-2022	250,000	233,230
Ancestry.com Incorporated (1 Month LIBOR +3.25%) (Information Technology, Internet Software & Services ) ±	4.83	10-19-2023	111,648	112,416
Emerald BidCo Incorporated (1 Month LIBOR +3.00%) (Health Care, Health Care Technology ) ±	4.57	10-21-2023	149,622	151,118
Montreign Operating Company LLC (1 Month LIBOR +8.25%) (Consumer Discretionary, Hotels, Restaurants & Leisure) ±‡	9.82	12-7-2022	825,000	836,344
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) (Financials, Diversified Financial Services ) ±‡	9.27	4-30-2023	175,000	177,406

Total Loans (Cost $1,517,903)				1,510,514

	Dividend yield		Shares
Preferred Stocks : 17.17%

Canada : 2.41%
Just Energy Group Incorporated (Utilities, Multi-Utilities)	8.37		315,000	7,040,250

Hong Kong : 1.63%
Seaspan Corporation (Industrials, Marine)	7.13		200,000	4,756,000

Monaco : 2.08%
Costamare Incorporated (Industrials, Marine)	8.88		5,000	124,600
Navios Maritime Holdings Incorporated (Industrials, Marine) †	0.00		59,000	932,200
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.75		40,000	982,000
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	8.25		160,000	4,048,000

				6,086,800

United Kingdom : 1.43%
Diana Shipping Incorporated (Industrials, Marine)	8.50		118,941	3,018,723
Safe Bulkers Incorporated (Industrials, Marine)	8.00		50,000	1,148,605

				4,167,328

United States : 9.62%
Annaly Capital Management Incorporated (Financials, Diversified Financial Services) †	0.00		15,000	369,150
Arlington Asset Investment Corporation (Financials, Capital Markets)	6.63		100,040	2,413,155
Ashford Hospitality Prime Incorporated (Real Estate, Equity REITs)	5.50		36,000	696,600
Capital Southwest Corporation (Financials, Capital Markets)	5.95		4,000	102,520
DTE Energy Company (Utilities, Multi-Utilities)	5.25		150,000	3,630,000
Eagle Point Credit Company Incorporated (Financials, Capital Markets)	7.75		5,000	129,500
First Republic Bank (Financials, Banks)	5.13		5,000	121,800
Gastar Exploration Incorporated Series B (Energy, Oil, Gas & Consumable Fuels)	10.75		56,900	1,081,100
GreenHunter Resources Incorporated Series C (Energy, Energy Equipment & Services) †(a)	0.00		61,786	0
M&T Bank Corporation (Financials, Banks)	6.38		1,022	1,054,704
Maiden Holdings Limited (Financials, Insurance)	6.70		5,000	91,300
Medley LLC (Financials, Diversified Financial Services)	6.88		120,000	2,913,600
NuStar Energy LP (Energy, Oil, Gas & Consumable Fuels)	8.02		35,000	882,700
Pennsylvania REIT (Real Estate, Equity REITs)	6.88		5,000	117,250
Saratoga Investment Corporation (Financials, Capital Markets)	6.75		187,011	4,806,183
SCE Trust VI (Utilities, Electric Utilities)	5.00		107,972	2,445,566
Scorpio Bulkers Incorporated (Industrials, Marine)	7.50		105,000	2,656,500
Seritage Growth Properties (Real Estate, Equity REITs) †	0.00		5,000	115,000
Southern Company (Utilities, Electric Utilities)	5.25		150,000	3,567,000

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Dividend yield		Shares	Value
United States (continued)
Spirit Realty Capital Incorporated (Real Estate, Equity REITs)	6.00%		10,000	$243,300
TCF Financial Corporation (Financials, Banks)	5.70		10,000	247,500
Teekay Offshore Partners LP (Energy, Oil, Gas & Consumable Fuels)	7.88		15,000	374,550
The Carlyle Group LP (Financials, Capital Markets)	5.88		2,500	60,375

				28,119,353

Total Preferred Stocks (Cost $53,781,991)				50,169,731

		Expiration date
Rights : 0.23%

United States : 0.23%
Safeway Casa Ley Contingent Value Rights (Consumer Staples, Food & Staples Retailing)†(a)		1-30-2019	750,000	652,500
Safeway PDC LLC Contingent Value Rights (Consumer Staples, Food & Staples Retailing)†(a)		1-31-2018	750,000	12,750

Total Rights (Cost $782,250)				665,250

Warrants : 0.00%

United States : 0.00%
Energy & Exploration Partners Incorporated (Energy, Oil, Gas & Consumable Fuels)†(a)		5-16-2023	9	0
GreenHunter Water LLC (Energy, Energy Equipment & Services)†(a)		12-31-2049	96,112	0

Total Warrants (Cost $0)				0

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 2.11%

Bermuda : 0.32%
Teekay Corporation (Energy, Oil, Gas & Consumable Fuels)	8.50	1-15-2020	$900,000	936,540

Canada : 1.01%
Baytex Energy Corporation (Energy, Oil, Gas & Consumable Fuels) 144A	5.63	6-1-2024	675,000	632,813
GFL Environmental Incorporated (Industrials, Commercial Services & Supplies) 144A	9.88	2-1-2021	390,000	410,963
Ritchie Brothers Auctioneers Incorporated (Industrials, Commercial Services & Supplies) 144A	5.38	1-15-2025	725,000	744,938
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals ) 144A	9.00	12-15-2025	85,000	87,311
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals ) 144A	5.50	11-1-2025	75,000	75,788
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) 144A	5.88	5-15-2023	725,000	654,675
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) 144A	7.50	7-15-2021	350,000	351,313

				2,957,801

Ireland : 0.18%
Ardagh Packaging Finance plc (Materials, Containers & Packaging) 144A	7.25	5-15-2024	500,000	537,350

Luxembourg : 0.31%
Intelsat Jackson Holdings SA (Telecommunication Services, Diversified Telecommunication Services)	5.50	8-1-2023	1,000,000	785,000
Intelsat Luxembourg SA (Telecommunication Services, Diversified Telecommunication Services)	7.75	6-1-2021	300,000	135,660

				920,660

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name		Interest rate	Maturity date	Principal	Value
Netherlands : 0.03%
OI European Group BV (Materials, Containers & Packaging ) 144A		4.00%	3-15-2023	$75,000	$74,391

United Kingdom : 0.26%
Ensco plc (Energy, Energy Equipment & Services)		5.75	10-1-2044	575,000	410,383
IHS Markit Limited (Industrials, Professional Services ) 144A		5.00	11-1-2022	50,000	52,875
IHS Markit Limited (Industrials, Professional Services) 144A		4.75	2-15-2025	75,000	78,000
Sensata Technologies BV (Industrials, Machinery ) 144A		5.00	10-1-2025	97,000	100,638
Sensata Technologies BV (Industrials, Machinery ) 144A		6.25	2-15-2026	100,000	107,500

					749,396

Total Yankee Corporate Bonds and Notes (Cost $6,155,369)					6,176,138

		Yield		Shares
Short-Term Investments : 1.74%

Investment Companies : 1.74%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.24		5,079,814	5,079,814

Total Short-Term Investments (Cost $5,079,814)					5,079,814

Total investments in securities (Cost $302,508,496)	112.14%				327,565,303
Other assets and liabilities, net	(12.14)				(35,458,061)

Total net assets	100.00%				$292,107,242

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
%%	The security is issued on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

ADR	American depository receipt
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	16,518,572	36,311,501	47,750,259	5,079,814	$5,079,814	1.74%

Wells Fargo Global Dividend Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2018, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
France	$8,423,860	$0	$0	$8,423,860
Germany	18,727,536	0	0	18,727,536
Italy	48,939,282	0	0	48,939,282
Spain	33,112,131	0	0	33,112,131
Taiwan	5,557,500	0	0	5,557,500
United Kingdom	11,020,013	0	0	11,020,013
United States	77,458,953	0	0	77,458,953
Corporate bonds and notes	0	60,724,581	0	60,724,581
Loans	0	496,764	1,013,750	1,510,514
Preferred stocks
Canada	7,040,250	0	0	7,040,250
Hong Kong	4,756,000	0	0	4,756,000
Monaco	6,086,800	0	0	6,086,800
United Kingdom	4,167,328	0	0	4,167,328
United States	24,651,494	3,467,859	0	28,119,353
Rights
United States	0	665,250	0	665,250
Warrants
United States	0	0	0	0
Yankee corporate bonds and notes	0	6,176,138	0	6,176,138
Short-term investments
Investment companies	5,079,814	0	0	5,079,814

Total assets	$255,020,961	$71,530,592	$1,013,750	$327,565,303

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Global Dividend Opportunity Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Global Dividend Opportunity Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Global Dividend Opportunity Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	March 27, 2018

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	March 27, 2018